Annual Operating Expenses - FidelityAdvisorStockSelectorMidCapFund-AMCIZPRO - FidelityAdvisorStockSelectorMidCapFund-AMCIZPRO - Fidelity Advisor Stock Selector Mid Cap Fund	Jan. 29, 2025
Fidelity Advisor Stock Selector Mid Cap Fund - Class A
Operating Expenses:
Management fee	0.64%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.02%	[2]
Acquired fund fees and expenses	0.02%
Total annual operating expenses	0.93%
Fidelity Advisor Stock Selector Mid Cap Fund - Class C
Operating Expenses:
Management fee	0.64%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.02%	[2]
Acquired fund fees and expenses	0.02%
Total annual operating expenses	1.68%
Fidelity Advisor Stock Selector Mid Cap Fund - Class M
Operating Expenses:
Management fee	0.64%	[1],[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.01%	[2]
Acquired fund fees and expenses	0.02%
Total annual operating expenses	1.17%
Fidelity Advisor Stock Selector Mid Cap Fund - Class I
Operating Expenses:
Management fee	0.64%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[2]
Acquired fund fees and expenses	0.02%
Total annual operating expenses	0.68%
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z
Operating Expenses:
Management fee	0.52%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Acquired fund fees and expenses	0.02%
Total annual operating expenses	0.55%

[1]
A The management fee comprises a basic fee , which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P MidCap 400® Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20%, 0.19%, 0.23%, 0.21%, and 0.07% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[2]	B Adjusted to reflect current fees.